DEPOSITS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
DEPOSITS
Noninterest-bearing	$ 55,263,604	$ 60,330,245
Interest-bearing transaction accounts	292,542,353	223,830,488
Savings	27,174,489	25,689,456
Time	127,559,246	150,523,857
Total deposits	502,539,692	460,374,046
Brokered deposits included in time deposits	18,012,000	29,201,000
Brokered deposits included in interest bearing transaction accounts	106,525,000	48,076,000
Interest expense on deposits
Interest-bearing transaction accounts	1,018,327	1,203,755
Savings	77,990	115,143
Time deposits	1,673,368	2,514,712
Interest expense on deposits	2,769,685	3,833,610
Aggregate amount of certificates of deposit with a minimum denomination of $100,000	55,568,000	70,786,000
Scheduled maturities of time deposits
Year Ending December 31, 2014	59,551,611
Year Ending December 31, 2015	22,025,292
Year Ending December 31, 2016	20,281,211
Year Ending December 31, 2017	19,552,462
Year Ending December 31, 2018	6,032,473
Thereafter	116,197
Time deposits	$ 127,559,246	$ 150,523,857